OPERATING LEASES	12 Months Ended
Dec. 31, 2011
OPERATING LEASES
20	OPERATING LEASES

The Company also has several non-cancelable operating leases, primarily for certain premises, office equipment and supplies of castor bean and castor bean oil. The term of the operating leases for premises and office equipment with terms of operating leases for periods ranging from one to three years with fixed monthly rentals. These leases generally do not contain renewal options and do not require the Company to pay all executory costs such as maintenance and insurance. Minimum rent payments under operating leases for premises are recognized on a straight-line basis over the term of the lease.

In 2009, the Company signed two contracts in respect of supplies of castor bean oil with a supplier in Sichuan and castor bean with another supplier in Indonesia. In 2010, the contract with the supplier in Indonesia was terminated and the prepayment of RMB4,770 was charged to the consolidated statements of operations.

In 2011, the contract with the supplier in Sichuan was terminated and the unamortized prepayment of RMB5,140 was charged to the consolidated statements of operations. As a result of the termination, the Company received RMB5,214 as compensation from the supplier and recorded it in other income.

Rental expenses for operating leases (except those with lease terms of a month or less that were not renewed) for the years ended December 31, 2009, 2010 and 2011 consisted of the following:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Minimum rentals	2,175	11,946	6,271

Rental expenses	2,175	11,946	6,271

As of December 31, 2011, the future minimum lease payments required under non-cancellable operating leases consist of the following:

Year ended December 31,	Amount
RMB
2012	617
2013	249
2014	3